Details of Significant Accounts - Current financial assets at amortized cost (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Time deposits with maturities over three months	$ 30,000
Financial assets at amortized cost pledged to others	0
TAIWAN
Disclosure of financial assets [line items]
Time deposits with maturities over three months	$ 30,000